Share-Based Compensation (Details)													1 Months Ended	12 Months Ended
	Apr. 27, 2026	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Aug. 16, 2023 $ / shares shares	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Jan. 01, 2022 $ / shares shares	Nov. 01, 2021 shares	Jun. 30, 2022 shares	Dec. 31, 2024	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥)	Jan. 31, 2022 shares	Aug. 31, 2021 shares
Share-based Compensation [Line Items]
Maximum aggregate number of shares												5,353,523			273,155	273,155
Ordinary shares																				1,895,000
Recipient employees and directors upon vesting shares															895,018	895,018
Unassigned shares															214,149
Share-based compensation															¥ 718,411	$ 101,432	¥ 9,347,347	¥ 19,344
Share-based compensation | ¥															¥ 712,184		¥ 9,329,484
Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Maximum aggregate number of shares													5,189,500
Total issued and outstanding shares percentage													10.00%
Contractual term															10 years	10 years
Stock options [Member]
Share-based Compensation [Line Items]
Unrecognized compensation cost | ¥															¥ 1,032,277
Employee stock options, granted															861,860	861,860	250,000
Exercise price | ¥ / shares															¥ 0.001		¥ 0.003
Contractual term															9 years 3 months 18 days	9 years 3 months 18 days	9 years
Employes and Directors [Member]
Share-based Compensation [Line Items]
Recipient employees and directors upon vesting shares															4,161,023	4,161,023
Class A Common Stock [Member]
Share-based Compensation [Line Items]
Ordinary shares															4,684,943
Class A Common Stock [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Employee stock options, granted															545,789	545,789
Class A Common Stock [Member] | Vested [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Exercise price | $ / shares																$ 0.0002
Contractual term															10 years	10 years
Forecast [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Percentage of vested	33.30%			33.30%			33.30%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Share-based compensation | ¥															¥ 6,227		¥ 17,863	¥ 19,344
Unrecognized compensation cost | ¥																	¥ 15,559
Employee stock options, granted											250,000
Exercise price | $ / shares											$ 0.0004
Contractual term											10 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation [Line Items]
Unrecognized compensation cost | ¥															¥ 4,264
Restricted Stock Units (RSUs) [Member] | Stock options [Member]
Share-based Compensation [Line Items]
Employee stock options, granted															77,869	77,869
Contractual term															10 years	10 years
Restricted Stock Units (RSUs) [Member] | Stock options [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Employee stock options, granted								12,987
Exercise price | $ / shares								$ 0.0002
Contractual term								10 years
Percentage of vested								33.30%
Restricted Stock Units (RSUs) [Member] | Vested [Member] | Stock options [Member]
Share-based Compensation [Line Items]
Percentage of vested									33.30%
Restricted Stock Units (RSUs) [Member] | Class A Common Stock [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										225,215
Exercise price | $ / shares										$ 0.0002
Restricted Stock Units (RSUs) [Member] | Class A Common Stock [Member] | Stock options [Member]
Share-based Compensation [Line Items]
Exercise price | $ / shares																$ 0.0002
Restricted Stock Units (RSUs) [Member] | Zhejiang Haowei [Member]
Share-based Compensation [Line Items]
Ordinary shares																			5,626,678
Employee exercised option to purchase shares															83,333	83,333
Restricted Stock Units (RSUs) [Member] | Zhejiang Haowei [Member] | Vested [Member]
Share-based Compensation [Line Items]
Percentage of vested															33.30%	33.30%	33.30%
Restricted Stock Units (RSUs) [Member] | Forecast [Member] | Stock options [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Percentage of vested		33.30%			33.30%
Restricted Stock Units (RSUs) [Member] | Forecast [Member] | Vested [Member] | Stock options [Member]
Share-based Compensation [Line Items]
Percentage of vested			33.30%			33.30%
Restricted Stock Units (RSUs) [Member] | Forecast [Member] | Zhejiang Haowei [Member] | Vested [Member]
Share-based Compensation [Line Items]
Percentage of vested														33.30%